INVESTMENT IN JOINT VENTURE - Summary of investment activity in joint venture in IP services operating segment - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments [Roll Forward]
Investment balance, January 1	$ 2,622	$ 2,602
Proportional share of net income	200	259	$ 213
Unrealized foreign currency translation loss, net	(54)	(239)
Investment balance, December 31	$ 2,768	$ 2,622	$ 2,602